Loans, Allowance for Loan Losses and Impaired Loans - Schedule of Purchased Loans, Impaired and Non-Impaired (Detail) - Acquired Loans $ in Thousands	May 31, 2016 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Contractually required cash flows at acquisition	$ 113,659
Non-accretable difference (expected losses and foregone interest)	(1,749)
Cash flows expected to be collected at acquisition	111,910
Accretable yield	(203)
Basis in acquired loans at acquisition	112,327
Performing loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Contractually required cash flows at acquisition	109,961
Non-accretable difference (expected losses and foregone interest)	0
Cash flows expected to be collected at acquisition	109,961
Accretable yield	(203)
Basis in acquired loans at acquisition	109,797
Purchased credit impaired loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Contractually required cash flows at acquisition	3,698
Non-accretable difference (expected losses and foregone interest)	(1,749)
Cash flows expected to be collected at acquisition	1,949
Accretable yield	0
Basis in acquired loans at acquisition	$ 2,530